Share Capital and Warrants - Employee share purchase plan (Details)	12 Months Ended
Dec. 31, 2025
Share Capital and Warrants
Percentage of company contributes to eligible employee's contribution	60.00%
Maximum shares to be acquired as percentage of issued and outstanding common shares	10.00%